UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     November 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $130,335 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      352     8300 SH       SOLE                     8300        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     3507    73300 SH       SOLE                    73300        0        0
AMERICAN INTL GROUP INC        COM              026874107     7178   115850 SH       SOLE                   115850        0        0
AMGEN INC                      COM              031162100     5577    70000 SH       SOLE                    70000        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     2804   181700 SH       SOLE                   181700        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      986      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105    10022   417944 SH       SOLE                   417944        0        0
COCA COLA CO                   COM              191216100      286     6620 SH       SOLE                     6620        0        0
CORNING INC                    COM              219350105     2957   153000 SH       SOLE                   153000        0        0
EXXON MOBIL CORP               COM              30231G102      305     4804 SH       SOLE                     4804        0        0
FAIR ISAAC CORP                COM              303250104     7361   164310 SH       SOLE                   164310        0        0
GENERAL ELEC CO                COM              369604103     1430    42470 SH       SOLE                    42470        0        0
GENZYME CORP                   COM              372917104     2683    37450 SH       SOLE                    37450        0        0
JOHNSON & JOHNSON              COM              478160104    17642   278785 SH       SOLE                   278785        0        0
JPMORGAN & CHASE & CO          COM              46625H100     3428   101025 SH       SOLE                   101025        0        0
MASSEY ENERGY CORP             COM              576206106     3733    73100 SH       SOLE                    73100        0        0
MICROSOFT CORP                 COM              594918104     1646    63986 SH       SOLE                    63986        0        0
ONLINE RES CORP                COM              68273G101    12553  1186462 SH       SOLE                  1186462        0        0
PFIZER INC                     COM              717081103      773    30954 SH       SOLE                    30954        0        0
QUALCOMM INC                   COM              747525103     7545   168600 SH       SOLE                   168600        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105    10072   242400 SH       SOLE                   242400        0        0
SCHLUMBERGER LTD               COM              806857108     7587    89920 SH       SOLE                    89920        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103      157    24000 SH       SOLE                    24000        0        0
ST JUDE MED INC                COM              790849103     7291   155800 SH       SOLE                   155800        0        0
SUN MICROSYSTEMS INC           COM              866810104      157    40000 SH       SOLE                    40000        0        0
SUNCOR ENERGY INC              COM              867229106     8199   135450 SH       SOLE                   135450        0        0
TRIBUNE CO NEW                 COM              896047107     1381    40740 SH       SOLE                    40740        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100      335    15000 SH       SOLE                    15000        0        0
WORLD ENTMT CORP COM           COM              98145V101       16    19900 SH       SOLE                    19900        0        0
ZIMMER HLDGS INC               COM              98956P102     2372    34429 SH       SOLE                    34429        0        0